Pioneer Select Mid Cap Growth Fund
Schedule of Investments  |  August 31, 2023

A: PGOFX	C: GOFCX	K: PSMKX	R: PGRRX	Y: GROYX

Schedule of Investments  |  8/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.2%
	Common Stocks — 98.5% of Net Assets
	Aerospace & Defense — 1.2%
85,105(a)	Axon Enterprise, Inc.	$ 18,119,706
	Total Aerospace & Defense	$18,119,706

	Air Freight & Logistics — 0.5%
124,792(a)	GXO Logistics, Inc.	$ 7,982,944
	Total Air Freight & Logistics	$7,982,944

	Beverages — 1.6%
118,612(a)	Celsius Holdings, Inc.	$ 23,252,697
	Total Beverages	$23,252,697

	Biotechnology — 4.7%
82,280(a)	Alnylam Pharmaceuticals, Inc.	$ 16,276,629
378,567(a)	Natera, Inc.	22,233,240
160,273(a)	Prothena Corp. Plc	8,465,620
387,762(a)	Replimune Group, Inc.	7,918,100
285,329(a)	Vaxcyte, Inc.	14,814,282
	Total Biotechnology	$69,707,871

	Building Products — 1.2%
253,305(a)	Trex Co., Inc.	$ 18,078,378
	Total Building Products	$18,078,378

	Capital Markets — 3.9%
74,024	MSCI, Inc.	$ 40,240,927
194,364	Tradeweb Markets, Inc., Class A	16,798,880
	Total Capital Markets	$57,039,807

	Chemicals — 0.3%
15,614	Sherwin-Williams Co.	$ 4,242,636
	Total Chemicals	$4,242,636

	Communications Equipment — 1.9%
70,642(a)	Arista Networks, Inc.	$ 13,791,438
49,079	Motorola Solutions, Inc.	13,917,332
	Total Communications Equipment	$27,708,770

	Construction Materials — 1.0%
88,143	CRH Plc (A.D.R.)	$ 5,074,392
20,821	Martin Marietta Materials, Inc.	9,294,703
	Total Construction Materials	$14,369,095

1Pioneer Select Mid Cap Growth Fund |  | 8/31/23

Shares		Value
	Consumer Staples Distribution & Retail — 0.6%
133,959(a)	BJ's Wholesale Club Holdings, Inc.	$ 9,027,497
	Total Consumer Staples Distribution & Retail	$9,027,497

	Containers & Packaging — 0.5%
1,104,603(a)	Ranpak Holdings Corp.	$ 6,992,137
	Total Containers & Packaging	$6,992,137

	Diversified Telecommunication Services — 0.5%
139,876	Iridium Communications, Inc.	$ 6,846,930
	Total Diversified Telecommunication Services	$6,846,930

	Electrical Equipment — 5.3%
81,907(a)	Generac Holdings, Inc.	$ 9,731,371
86,075	Rockwell Automation, Inc.	26,862,286
1,068,616	Vertiv Holdings Co.	42,092,784
	Total Electrical Equipment	$78,686,441

	Electronic Equipment, Instruments & Components — 3.7%
348,366	Amphenol Corp., Class A	$ 30,788,587
877,086(a)	Flex, Ltd.	24,198,803
	Total Electronic Equipment, Instruments & Components	$54,987,390

	Energy Equipment & Services — 0.7%
537,127	TechnipFMC Plc	$ 10,226,898
	Total Energy Equipment & Services	$10,226,898

	Entertainment — 1.1%
103,898(a)	Spotify Technology S.A.	$ 15,997,175
	Total Entertainment	$15,997,175

	Financial Services — 0.9%
376,989(a)	Flywire Corp.	$ 13,036,280
	Total Financial Services	$13,036,280

	Food Products — 0.9%
60,045	Hershey Co.	$ 12,901,269
	Total Food Products	$12,901,269

	Ground Transportation — 2.0%
79,857	ArcBest Corp.	$ 8,432,100
153,966	TFI International, Inc.	20,994,804
	Total Ground Transportation	$29,426,904

	Health Care Equipment & Supplies — 6.5%
55,987(a)	IDEXX Laboratories, Inc.	$ 28,632,312
44,681(a)	Inspire Medical Systems, Inc.	10,137,225
Pioneer Select Mid Cap Growth Fund |  | 8/31/232

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Shares		Value
	Health Care Equipment & Supplies — (continued)
76,048(a)	Insulet Corp.	$ 14,579,162
67,672(a)	Penumbra, Inc.	17,899,244
74,812	ResMed, Inc.	11,939,247
54,406(a)	Shockwave Medical, Inc.	11,990,538
	Total Health Care Equipment & Supplies	$95,177,728

	Health Care Providers & Services — 2.9%
694,076(a)	agilon health, Inc.	$ 12,299,027
66,588(a)	Molina Healthcare, Inc.	20,650,270
299,118(a)	Option Care Health, Inc.	10,418,280
	Total Health Care Providers & Services	$43,367,577

	Health Care Technology — 1.4%
98,950(a)	Veeva Systems, Inc., Class A	$ 20,650,865
	Total Health Care Technology	$20,650,865

	Hotels, Restaurants & Leisure — 3.5%
16,722(a)	Chipotle Mexican Grill, Inc.	$ 32,217,274
1,190,935(a)	Genius Sports, Ltd.	7,907,808
217,472	Las Vegas Sands Corp.	11,930,514
	Total Hotels, Restaurants & Leisure	$52,055,596

	Household Durables — 1.3%
64,514(a)	TopBuild Corp.	$ 18,714,221
	Total Household Durables	$18,714,221

	Insurance — 0.8%
34,850	Everest Group, Ltd.	$ 12,569,698
	Total Insurance	$12,569,698

	Interactive Media & Services — 0.8%
690,813(a)	Bumble, Inc., Class A	$ 11,591,842
	Total Interactive Media & Services	$11,591,842

	IT Services — 3.9%
358,003(a)	Cloudflare, Inc., Class A	$ 23,280,935
90,470(a)	MongoDB, Inc.	34,496,211
	Total IT Services	$57,777,146

	Life Sciences Tools & Services — 2.5%
168,923	Agilent Technologies, Inc.	$ 20,451,508
91,665(a)	Repligen Corp.	15,941,460
	Total Life Sciences Tools & Services	$36,392,968

3Pioneer Select Mid Cap Growth Fund |  | 8/31/23

Shares		Value
	Media — 1.9%
349,634(a)	Trade Desk, Inc., Class A	$ 27,981,209
	Total Media	$27,981,209

	Metals & Mining — 0.6%
206,900	Teck Resources, Ltd., Class B	$ 8,549,108
	Total Metals & Mining	$8,549,108

	Oil, Gas & Consumable Fuels — 3.6%
1,415,446	Comstock Resources, Inc.	$ 17,353,368
229,254	Hess Corp.	35,419,743
	Total Oil, Gas & Consumable Fuels	$52,773,111

	Professional Services — 4.9%
2,464,134(a)	Clarivate Plc	$ 18,308,516
147,550	Thomson Reuters Corp.	19,002,964
147,086	Verisk Analytics, Inc.	35,627,171
	Total Professional Services	$72,938,651

	Semiconductors & Semiconductor Equipment — 9.3%
344,501(a)	Advanced Micro Devices, Inc.	$ 36,420,646
55,358(a)	Axcelis Technologies, Inc.	10,637,040
136,639	BE Semiconductor Industries NV	15,720,253
475,176(a)	Credo Technology Group Holding, Ltd.	7,821,397
153,085(a)	Lattice Semiconductor Corp.	14,889,047
103,856	Marvell Technology, Inc.	6,049,612
38,785	Monolithic Power Systems, Inc.	20,215,130
125,084(a)	Onto Innovation, Inc.	17,384,174
146,430(a)	Rambus, Inc.	8,268,902
	Total Semiconductors & Semiconductor Equipment	$137,406,201

	Software — 9.8%
262,763(a)	Confluent, Inc., Class A	$ 8,694,828
95,257(a)	Crowdstrike Holdings, Inc., Class A	15,529,749
246,192(a)	Datadog, Inc., Class A	23,752,604
269,941(a)	Fortinet, Inc.	16,253,147
51,169(a)	HubSpot, Inc.	27,964,882
127,378(a)	Procore Technologies, Inc.	8,604,384
96,045(a)	Synopsys, Inc.	44,074,090
	Total Software	$144,873,684

	Specialized REITs — 1.5%
340,078	Iron Mountain, Inc.	$ 21,608,556
	Total Specialized REITs	$21,608,556

Pioneer Select Mid Cap Growth Fund |  | 8/31/234

Schedule of Investments  |  8/31/23
(unaudited) (continued)
Shares		Value
	Specialty Retail — 5.6%
10,888(a)	AutoZone, Inc.	$ 27,561,121
137,833(a)	Floor & Decor Holdings, Inc., Class A	13,741,950
133,397	Ross Stores, Inc.	16,249,089
72,279	Tractor Supply Co.	15,792,961
20,956(a)	Ulta Beauty, Inc.	8,697,369
	Total Specialty Retail	$82,042,490

	Textiles, Apparel & Luxury Goods — 2.3%
104,060(a)	Crocs, Inc.	$ 10,129,200
35,722(a)	Lululemon Athletica, Inc.	13,619,370
196,708(a)	Skechers USA, Inc., Class A	9,896,380
	Total Textiles, Apparel & Luxury Goods	$33,644,950

	Trading Companies & Distributors — 2.9%
95,062	WESCO International, Inc.	$ 15,385,785
37,382	WW Grainger, Inc.	26,695,981
	Total Trading Companies & Distributors	$42,081,766

	Total Common Stocks (Cost $1,074,157,758)	$1,450,828,192

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 1.5% of Net Assets
22,000,000(b)	U.S. Treasury Bills, 9/26/23	$ 21,919,219
	Total U.S. Government and Agency Obligations (Cost $21,919,294)	$21,919,219

5Pioneer Select Mid Cap Growth Fund |  | 8/31/23

Principal Amount USD ($)		Value

	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Repurchase Agreements — 0.2%
3,000,000	Bank of America, 5.3%, dated 8/31/23, to be purchased on 9/1/23 for $3,000,442, collateralized by $3,060,071 U.S. Treasury Note, 2.875%, 5/15/32	$ 3,000,000
		$3,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,000,000)	$3,000,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.2% (Cost $1,099,077,052)	$1,475,747,411
	OTHER ASSETS AND LIABILITIES — (0.2)%	$(2,803,803)
	net assets — 100.0%	$1,472,943,608

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of August 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,450,828,192	$—	$—	$1,450,828,192
U.S. Government and Agency Obligations	—	21,919,219	—	21,919,219
Repurchase Agreements	—	3,000,000	—	3,000,000
Total Investments in Securities	$1,450,828,192	$24,919,219	$—	$1,475,747,411
During the period ended August 31, 2023, there were no transfers in or out of Level 3.
Pioneer Select Mid Cap Growth Fund |  | 8/31/236